Neuberger Berman Equity Funds®
Neuberger Berman Multi-Cap Opportunities Fund
Class A and Class C

Supplement to the Prospectus dated December 14, 2009

The following replaces the second and third paragraphs of the “Portfolio Holdings Policy” section on page 114 of the Class A and Class C Prospectus:

The complete portfolio holdings for each Fund are available at http://www.nb.com/holdings. The complete portfolio holdings for each Fund (except Multi-Cap Opportunities Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Multi-Cap Opportunities Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (Multi-Cap Opportunities Fund’s holdings will be available for only 15-30 days). Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

The date of this supplement is March 16, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877-628-2583
Web site: www.nb.com

Neuberger Berman Equity Funds®
Neuberger Berman Multi-Cap Opportunities Fund
Institutional Class

Supplement to the Prospectus dated December 14, 2009

The following replaces the second and third paragraphs of the “Portfolio Holdings Policy” section on page 137 of the Institutional Class Prospectus:

The complete portfolio holdings for each Fund are available at http://www.nb.com/holdings. The complete portfolio holdings for each Fund (except Genesis Fund and Multi-Cap Opportunities Fund) are generally posted 15-30 days after month-end. The complete portfolio holdings for Genesis Fund and Multi-Cap Opportunities Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (Genesis Fund’s and Multi-Cap Opportunities Fund’s holdings will be available for only 15-30 days). Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

The date of this supplement is March 16, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800
Broker/Dealer and Institutional Services:
800-366-6264
Web site: www.nb.com

Neuberger Berman Equity Funds®
Neuberger Berman Multi-Cap Opportunities Fund
Trust Class

Supplement to the Prospectus dated December 14, 2009

The following replaces the second and third paragraphs of the “Portfolio Holdings Policy” section on page 28 of the Trust Class Prospectus:

The complete portfolio holdings for each Fund are available at http://www.nb.com/holdings. The complete portfolio holdings for Large Cap Value Fund are generally posted 15-30 days after month-end. The complete portfolio holdings for Multi-Cap Opportunities Fund are generally posted 15-30 days after the end of each calendar quarter.

Each Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (Multi-Cap Opportunities Fund’s holdings will be available for only 15-30 days). Complete portfolio holdings for the Funds will also be available in reports on Form N-Q and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

The date of this supplement is March 16, 2010.

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800.877.9700
212-476-8800
Broker/Dealer and Institutional Services:
800-366-6264
Web site: www.nb.com